Financial Instruments - Summary of Financial Liabilities Classified by Type and Category (Detail) $ in Thousands, in Thousands	Dec. 31, 2020 CLF ( )	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
Disclosure Of Financial Liabilities [Line Items]
Trade and other accounts payable	627,958,022	$ 627,958,022	$ 599,263,208
Derivative instruments		5,398,864	48,225,766
Other financial liabilities		157,499,141	208,814,561
Trade and other accounts payable		117,210,059	56,250,085
Derivative instruments		16,167,471	25,208,326
Other financial liabilities		1,483,589,126	1,692,604,245
Financial liabilities at fair value with changes in other result [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments		4,841,020	2,026,476
Total Current		4,841,020	2,026,476
Other financial liabilities			124,048
Total Non-current			124,048
Total		4,841,020	2,150,524
Financial liabilities measured at amortized cost [Member]
Disclosure Of Financial Liabilities [Line Items]
Interest-bearing loans		152,076,992	164,404,334
Trade and other accounts payable		757,965,390	750,103,757
Other financial liabilities		7,007,711
Total Current		917,050,093	914,508,091
Interest-bearing loans		1,467,421,655	1,714,837,545
Trade and other accounts payable		1,281,254,521	840,623,569
Other financial liabilities		44,857,807
Total Non-current		2,793,533,983	2,555,461,114
Total		3,710,584,076	3,469,969,205
Financial Liabilities at Fair Value Through Other Comprehensive Income, Category [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments		45,543	8,924,831
Total Current		45,543	8,924,831
Total		45,543	8,924,831
Derivatives Designated as Hedges [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments		581,129	48,225,766
Total Current		581,129	48,225,766
Derivative instruments		16,167,471
Other financial liabilities			25,208,326
Total Non-current		16,167,471	25,208,326
Total		$ 16,748,600	$ 73,434,092